Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue

Revenue consists of the following:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Base commission from transactions	195,379	108,879
Innovation initiatives and other value-added services	8,015	6,866
Total	203,394	115,745

Schedule of Revenue Recognized

The following table summarized the Group’s revenues recognized at a point in time or over time:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Timing of Revenue Recognition:
Services transferred at a point in time	198,374	112,554
Services transferred over time	4,341	3,028
Goods transferred at a point in time	679	163
	203,394	115,745